Shareholders’ Equity - Schedule of Fair Value of Options Granted (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Maximum [Member]
Shareholders’ Equity - Schedule of Fair Value of Options Granted (Details) [Line Items]
Risk-free interest rate	3.43%	3.50%
Expected option term (years)	3 years 7 months 24 days	2 years 7 months 6 days
Expected share price volatility	96.30%	95.90%
Minimum [Member]
Shareholders’ Equity - Schedule of Fair Value of Options Granted (Details) [Line Items]
Risk-free interest rate	4.11%	4.37%
Expected option term (years)	3 years 9 months 14 days	3 years 9 months 14 days
Expected share price volatility	96.70%	98.00%